Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued expenses and Other Liabilities

	December 31, 2016	December 31, 2015
Payroll	$14,730	$11,021
Accrued interest	36,273	37,628
Accrued voyage expenses	2,217	3,311
Accrued running costs	21,394	22,705
Provision for losses on voyages in progress	3,129	2,157
Audit fees and related services	266	519
Accrued taxes	5,092	4,162
Professional fees	1,707	518
Dividends	—	3,081
Navios Partners Guarantee (Note 15)	—	8,752
Other accrued expenses	6,941	9,241
Total accrued expenses	$91,749	$103,095